CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues, related parties amounts	¥ 25,681,928	¥ 38,280,256	¥ 38,524,686
Cost of revenues, related parties amounts	386,321	7,901,958	1,287,644
Research and development expenses, related parties amounts	6,006,664	0	0
Foreign currency translation adjustment, income taxes	0	0	0
Unrealized holding gain on available for sale securities, income taxes	0	0	0
Reclassification adjustment for gain on available for sale securities realized in net income, income taxes	¥ 0	¥ 0	¥ 0